Accounting Policy Updates and Recent Accounting Pronouncements - Additional Information (Detail)		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2021 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) Lessee	Mar. 31, 2020 USD ($) Lessee	Dec. 31, 2020 USD ($) Lessee	Feb. 01, 2021
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Total purchase price consideration			$ 21,500,000
Noncontrolling interest			0		$ 27,110,000
Net loss attributable to noncontrolling interest			0	$ (729,000)
Fair value of net investment in direct financing and sales-type leases			1,064,927,000		856,392,000
Net investment in direct financing and sales-type leases			1,070,620,000		879,960,000
Fair value of container leaseback financing receivable			366,534,000		363,774,000
Net of container leaseback financing receivable			363,754,000		363,868,000
Fair value of long-term debt			4,325,580,000		4,144,332,000
Long-term debt			$ 4,294,426,000		$ 4,115,344,000
Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee			0	0
Accounts Receivable | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lessee			0		0
Total Fleet Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee			0	0
Gross Accounts Receivable | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lessee			0		0
Containers held for sale | Fair Value, Inputs, Level 2
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Assets measured at fair value on non-recurring basis			$ 1,650,000		$ 5,845,000
Insolvent Customer
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Gain on container recovery			7,577,000
Containers
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Impairment charges of long lived assets held for use			0	$ 0
Impairment (recovery) charges to write-off containers			1,865,000	0
Gain on container recovery			7,577,000	1,000
Containers for Sale
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container write-off (recovery) to write down value, held for sale, net of reversals			$ (839,000)	$ 4,586,000
TL
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership percentage in TAP Funding Ltd.			50.10%
Tap Funding Limited
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership percentage in TAP Funding Ltd.		49.90%	49.90%			100.00%
Total purchase price consideration		$ 21,500,000
Increase in additional paid-in capital	$ 7,022,000